STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ (22,959)	$ (219,343)	$ 14,012
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Stock based compensation for consulting fees	0	0	9,000
Accrued interest	229	334	315
Accretion expense	12,669	13,951	9,381
Change in fair value of derivative liability	(24,687)	(8,724)	(207,101)
Gain on disposal of oil and gas properties	(29,437)	(44,569)	0
Impairment of oil and gas properties	0	180,481	137,329
Change in assets and liabilities
GST receivable	(66)	(1,387)	51
Prepaid expenses	461	(461)	0
Accounts payable and accrued liabilities	43,956	14,846	(34,388)
Accrued liabilities - related party	(27)	0	9,823
Deferred revenue - royalty agreement	0	190,000	110,000
Net cash provided by (used in) operating activities	(19,861)	125,128	48,422
Cash flows from investing activities
Reclamation deposits	(882)	(2,005)	(1,665)
Acquisition of oil and gas interests	0	(180,481)	(137,329)
Proceeds from the sale of the property	29,437	44,569	0
Net cash provided by (used in) operating activities	28,555	(137,917)	(138,994)
Cash flows from financing activities
Proceeds from exercise of options and warrants	5,000	0	0
Proceeds from the issuance of common stock	0	0	100,000
Net cash provided by financing activities	5,000	0	100,000
Foreign exchange effect on cash	3,466	5,452	(16,125)
Net increase (decrease) in cash	17,160	(7,337)	(6,697)
Cash, beginning balance	4,557	11,894	18,591
Cash, ending balance	21,717	4,557	11,894
Supplemental disclosure of cash paid for:
Interest	0	0	0
Income taxes	0	0	0
Non-cash investing and financing activities
Common stock issued in exchange for license agreement	0	59,828	0
Issuance of common stock in lieu of accrued liability	$ 0	$ 0	$ 3,000